Provisions for Legal Proceedings - Summary Changes in Provision for Legal Proceedings (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance	R$ 1,268,564	R$ 1,193,931
Accruals	233,801	176,078
Disposal / Reversals	(207,556)	(232,225)
Indexation and interest charges	53,348	130,780
Legal proceedings provision ending balance	1,348,157	1,268,564
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance	479,532	441,674
Accruals	15,821	11,256
Disposal / Reversals	(14,047)	(8,277)
Indexation and interest charges	19,941	34,879
Legal proceedings provision ending balance	501,247	479,532
Legal proceedings provision, civil, regulatory and environmental [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance	344,048	284,344
Accruals	77,535	38,746
Disposal / Reversals	(45,305)	(35,111)
Indexation and interest charges	(717)	56,069
Legal proceedings provision ending balance	375,561	344,048
Legal proceedings provision, labor [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance	444,984	467,913
Accruals	140,445	126,076
Disposal / Reversals	(148,204)	(188,837)
Indexation and interest charges	34,124	39,832
Legal proceedings provision ending balance	R$ 471,349	R$ 444,984